Supplemental Information on Oil and Gas Operations (Unaudited (Details Textual)	12 Months Ended
Dec. 31, 2013
Supplemental Information On Oil and Gas Operations Unaudited (Textual)
Percentage covered by LaRoche Petroleum Consultants ("LaRoche") of the Company's proved oil reserve	100.00%
Discount factor percentage for cash inflows	10.00%